Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Expenses [Abstract]
Other Expenses
	6 months ended 30-Jun-2026	6 months ended 31-Dec-2025
	$'000	$'000
Other expenses
General and administration expenses	984	822
Consulting and professional costs	1,166	646
Depreciation and amortisation	196	177

Total other expenses	2,346	1,645